Income tax and contribution - Schedule of tax losses available to offset of future taxable profits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Combined tax rate	30.00%
Tax loss and negative bases	R$ 12,863,038	R$ 8,843,805	R$ 5,751,867
Tax loss (25%)	3,215,760	2,210,951	1,437,967
Negative social contribution base (9%)	R$ 1,157,673	R$ 795,942	R$ 517,668